Risk Report - Sovereign Credit Risk Exposure to Certain Eurozone Countries (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	€ 5,583	€ 5,040
Net Notional of CDS referencing sovereign debt	(1,028)	(1,938)
Net sovereign exposure	4,555	3,102
Memo Item: Net fair value of CDS referencing sovereign debt	90	84
Greece [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	53	55
Net Notional of CDS referencing sovereign debt	(18)	(17)
Net sovereign exposure	35	38
Memo Item: Net fair value of CDS referencing sovereign debt	0	0
Ireland [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	334	709
Net Notional of CDS referencing sovereign debt	5	9
Net sovereign exposure	339	717
Memo Item: Net fair value of CDS referencing sovereign debt	0	0
Italy [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	3,627	2,834
Net Notional of CDS referencing sovereign debt	(1,089)	(1,818)
Net sovereign exposure	2,538	1,016
Memo Item: Net fair value of CDS referencing sovereign debt	58	49
Portugal [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	(204)	(227)
Net Notional of CDS referencing sovereign debt	82	3
Net sovereign exposure	(122)	(223)
Memo Item: Net fair value of CDS referencing sovereign debt	5	0
Spain [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	1,773	1,669
Net Notional of CDS referencing sovereign debt	(8)	(115)
Net sovereign exposure	1,766	1,554
Memo Item: Net fair value of CDS referencing sovereign debt	€ 27	€ 35